LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of operating leases future minimum lease payments
Years Ending December 31,	Amount
2025	$29,851
2026	22,916
2027	18,872
2028	16,577
2029	9,144
Thereafter	23,209
Total undiscounted cash flows	$120,569
Less: Imputed interest	$(14,533)
Present value of lease liabilities	$106,036

Schedule of supplemental balance sheet information
	As of December 31,
	2024	2023
Weighted-average remaining lease term	5.2 years	3.7 years
Weighted-average discount rate	4.2%	3.5%